NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Partnership Units [Line Items]
Redeemable/exchangeable and special limited partnership units	$ 15,736	$ 12,249
Exchange LP Units	0	73
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	1,015	15
Preferred equity of subsidiaries	2,750	3,000
Non-controlling interests in subsidiaries and properties	15,941	12,672
Total interests of others in operating subsidiaries and properties	19,706	15,687
Total non-controlling interests	35,497	29,111
Limited partners
Schedule of Partnership Units [Line Items]
Exchange LP Units	0	73
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
Exchange LP Units	55	52
BPR
Schedule of Partnership Units [Line Items]
Exchange LP Units	$ 0	$ 1,050